Pension and other post-retirement benefits (Percentages of the total fair value of assets) (Details) - Pension Plans [member] - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan [line items]
The percentages of the total fair value of assets	100.00%	100.00%
Description of the refundable tax account held by CRA	equal to half of the sum of the realized investment income plus employer contributions less half of the benefits paid by the plan
Related Parties [member]
Disclosure of fair value of plan [line items]
Defined benefit plan assets	$ 0	$ 0
Canadian Equity Securities [member]
Disclosure of fair value of plan [line items]
The percentages of the total fair value of assets	6.00%	8.00%
US Equity Securities [Member]
Disclosure of fair value of plan [line items]
The percentages of the total fair value of assets	11.00%	13.00%
Global Equity Securities [member]
Disclosure of fair value of plan [line items]
The percentages of the total fair value of assets	6.00%	8.00%
Canadian Fixed Income [member]
Disclosure of fair value of plan [line items]
The percentages of the total fair value of assets	28.00%	32.00%
Other [member]
Disclosure of fair value of plan [line items]
The percentages of the total fair value of assets	49.00%	39.00%